UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31*

Date of reporting period: March 31, 2019

*	This Form N-Q pertains only to the following series of the Registrant: MFS U.S. Government Money Market Portfolio.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
March 31, 2019
MFS®  U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 97.6%
Fannie Mae, 2.384%, due 4/01/2019	$18,116,000	$ 18,116,000
Fannie Mae, 2.399%, due 4/08/2019	3,000,000	2,998,623
Fannie Mae, 2.4%, due 4/15/2019	1,000,000	999,082
Fannie Mae, 2.438%, due 4/17/2019	10,700,000	10,688,587
Fannie Mae, 2.41%, due 4/18/2019	11,400,000	11,387,241
Fannie Mae, 2.42%, due 4/22/2019	5,600,000	5,592,225
Fannie Mae, 2.421%, due 4/25/2019	4,461,000	4,453,922
Fannie Mae, 2.421%, due 4/29/2019	4,000,000	3,992,596
Federal Farm Credit Bank, 2.408%, due 4/09/2019	8,500,000	8,495,523
Federal Farm Credit Bank, 2.417%, due 4/09/2019	13,450,000	13,442,886
Federal Farm Credit Bank, 2.423%, due 4/09/2019	4,500,000	4,497,620
Federal Farm Credit Bank, 2.444%, due 4/09/2019	5,625,000	5,622,000
Federal Farm Credit Bank, 2.408%, due 4/10/2019	8,400,000	8,395,023
Federal Farm Credit Bank, 2.408%, due 4/16/2019	18,109,000	18,091,117
Federal Home Loan Bank, 2.426%, due 4/04/2019	4,679,000	4,678,068
Federal Home Loan Bank, 2.42%, due 4/11/2019	8,500,000	8,494,381
Federal Home Loan Bank, 2.434%, due 4/11/2019	6,000,000	5,996,017
Federal Home Loan Bank, 2.447%, due 4/12/2019	11,600,000	11,591,476
Federal Home Loan Bank, 2.446%, due 4/15/2019	11,500,000	11,489,244
Federal Home Loan Bank, 2.458%, due 4/17/2019	9,400,000	9,389,890
Federal Home Loan Bank, 2.436%, due 4/23/2019	6,550,000	6,540,413
Federal Home Loan Bank, 2.476%, due 6/07/2019	5,800,000	5,773,769
Federal Home Loan Bank, 2.487%, due 7/10/2019	11,600,000	11,521,539
Freddie Mac, 2.383%, due 4/03/2019	11,500,000	11,498,505
Freddie Mac, 2.383%, due 4/04/2019	11,100,000	11,097,835
Freddie Mac, 2.395%, due 4/17/2019	8,550,000	8,541,070
Freddie Mac, 2.426%, due 4/17/2019	9,674,000	9,663,767
Freddie Mac, 2.438%, due 4/24/2019	5,800,000	5,791,144
Freddie Mac, 2.426%, due 5/07/2019	5,746,000	5,732,296
Freddie Mac, 2.446%, due 5/13/2019	4,750,000	4,736,711
U.S. Treasury Bill, 2.391%, due 4/02/2019	8,000,000	7,999,478
U.S. Treasury Bill, 2.42%, due 4/16/2019	11,500,000	11,488,596
U.S. Treasury Bill, 2.437%, due 4/30/2019	9,400,000	9,381,865
U.S. Treasury Bill, 2.452%, due 5/09/2019	600,000	598,474
U.S. Treasury Bill, 2.443%, due 5/16/2019	2,550,000	2,542,366
Total U.S. Government Agencies and Equivalents		$ 281,319,349
Repurchase Agreements – 2.6%
JPMorgan Chase & Co. Repurchase Agreement, 2.5%, dated 3/29/2019, due 4/01/2019, total to be received $7,607,585 (secured by U.S. Treasury and Federal Agency obligations valued at $7,759,755 in a jointly traded account)	$ 7,606,000	$ 7,606,000

Other Assets, Less Liabilities – (0.2)%		(559,749)
Net Assets – 100.0%		$ 288,365,600
(y)	The rate shown represents an annualized yield at time of purchase.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
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Supplemental Information
3/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$288,925,349	$—	$288,925,349
For further information regarding security characteristics, see the Portfolio of Investments.
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ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: May 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 15, 2019

*	Print name and title of each signing officer under his or her signature.